Goodwill and other intangibles (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of reconciliation of changes in goodwill [abstract]
Schedule of changes in goodwill and intangibles

Figures in million – SA rand	Notes	2024	2023	2022
Goodwill
Balance at beginning of the year		499	8,241	7,727
Goodwill on acquisition of subsidiaries	16.1	283	—	23
Impairment	10	—	(8,435)	—
Foreign currency translation		—	693	491
Carrying value at end of the year[1]		782	499	8,241
Other intangibles
Cost
Balance at beginning of the year		98	86	—
Intangible assets acquired on acquisition of subsidiaries	16.1	1,397	—	83
Additions		4	—	—
Foreign currency translation		(3)	12	3
Balance at end of the year		1,496	98	86

Accumulated amortisation and impairment
Balance at beginning of the year		95	5	—
Impairment	10	—	86	—
Foreign currency translation		(1)	—	—
Charge for the year		126	4	5
Balance at end of the year		220	95	5
Carrying value at end of the year2		1,276	3	81
Total goodwill and other intangibles		2,058	502	8,322
1The goodwill arose on the acquisition of the below subsidiaries:
•SFA (Oxford), amounting to R123 million allocated to the Stillwater (R60 million), Rustenburg (R44 million) and Kroondal (R18 million) CGUs, where it is tested for impairment. During 2023, the R60 million goodwill allocated to Stillwater was impaired (see note 10). The remaining carrying value of goodwill related to the SFA (Oxford)
acquisition amounts to R63 million at 31 December 2023
•Qinisele Resources, amounting to R54 million and fully impaired by 31 December 2020
•Cooke, amounting to R737 million which was fully impaired by 31 December 2020
•Aquarius Platinum (South Africa) Proprietary Limited (Aquarius), amounting to R401 million allocated to the Kroondal (R134 million) and the Rustenburg operation (R267 million) CGUs, where it is tested for impairment. No impairment has been recognised
•Stillwater, amounting to US$450 million (R5,874 million), at the exchange rate on the acquisition effective date) allocated to the Stillwater CGU. During 2023, the entire goodwill amount allocated to the Stillwater CGU with a carrying value of R8,352 million was impaired (see note 10)
•DRDGOLD, amounting to R35 million allocated to the DRDGOLD CGU, where it is tested for impairment. No impairment has been recognised
•Sandouville, amounting to R23 million allocated to the Sandouville CGU. During 2023, the entire goodwill amount allocated to the Sandouville CGU was impaired (see note 10)
•Reldan, amounting to R283 million allocated to the Reldan CGU, where it is tested for impairment. No impairment has been recognised
2Included in the balance at 31 December 2024, is an intangible asset in respect of vendor relationships - manufacturers amounting to R1,146 million with a remaining amortisation period of approximately nine years

Schedule of estimates and assumptions used in calculation of impairment of goodwill	The Group’s estimates and assumptions used in the 31 December 2024 impairment testing include:

		Gold operations[1]			PGM operations			Europe (Sandouville nickel refinery)[2]		AUS operations	*	Reldan
		2024	2023	2022	2024	2023	2022	2023	2022	2023		2024
Average gold price[3,5]	R/kg	1,324,530	1,072,364	869,035
Average PGM (4E) basket price[4,5]	R/4Eoz				26,963	29,124	27,566
Average PGM (2E) basket price[5]	US$/2Eoz				1,120	1,281	1,334
Average nickel price[5]	US$/lbs							8.9	8.3
Average cobalt price[5]	US$/lbs							15.8	22.1
Average zinc price[5]	A$/t									3,873
Average gold price[5]	US$/oz											2,329
Average silver price[5]	US$/oz											29
Nominal discount rate — South Africa[6,7]	%	14.3- 15.7	13.7 - 15.8	13.9 - 15.8	21.3 - 21.5	22.5 - 22.7	22.5 - 22.6
Nominal discount rate — US7%					13.0	12.0	12.9					15.3
Nominal discount rate — Europe[7]	%							7.4	9.8
Nominal discount rate — Australia[7]	%									9.3
Inflation rate — South Africa[3,8]	%	5.0	6.0	6.5	5.0	6.0	6.5
Inflation rate — US8%					2.1	2.5	4.0					2.1
Inflation rate — Europe[8]	%							1.6	2.5
Inflation rate — Australia[8]	%									2.9
Life-of-mine[3,9]	years	4 - 10	4 - 11	4 - 10	13 - 45	14 - 47	15 - 49	23	24	4		N/A
*No impairment assessment performed at 31 December 2024 as carrying values reduced to nil due to change in the rehabilitation provision
1Include the operating gold mines Driefontein, Kloof and Beatrix
2The Keliber impairment assessment at 31 December 2024 applied an average lithium hydroxide price of US$18,640/t (2023: US$22,933/t), nominal discount rate of 9.9%
(2023: 10.1%), inflation rate of 2% (2023: 2%) and a life-of-mine of 23 years (2023: 24 years)
3The estimates and assumptions used in the impairment assessment of the Burnstone project include an average gold price of R1,189,493/kg (2023: R1,012,625/kg, 2022:
R793,473/kg), inflation rate of 5.0% (2023: 6.0%, 2022: 6.5%) and life-of-mine of 25 years (2023: 25 years, 2022: 22 years)
4The average PGM basket price used on the Mimosa equity-accounted joint venture was R25,433/4Eoz (2023: R26,632/4Eoz, 2022: R25,420/4Eoz)
5The average prices and the exchange rate were derived by considering various bank and commodity broker consensus forecasts
6Nominal discount rate for the Burnstone project is 17.5% (2023: 18.9%, 2022: 17.4%) and for the equity-accounted joint venture Mimosa, 22.7% (2023: 31.2%, 2022: 30.7%)
7The nominal discount rate is calculated as the weighted average cost of capital of the respective CGUs
8The inflation rate is based on the expected forecast inflation rate in the geographical region which most affects the CGU's cash flows
9Periods longer than five years are considered appropriate based on the nature of the operations since a formally approved life-of-mine plan is used to determine cash flows over the life of each mine based on the available reserves

Assumptions used in impairment assessment	The assumptions applied in the 31 December 2023 value in use impairment calculation as well as the recoverable amount for each of the cash-generating units (CGU) impacted by the impairments are set out below:

		Stillwater	Sandouville nickel refinery	Century zinc retreatment operation	Burnstone
Weighted average PGM (2E) basket price[1]	US$/2Eoz	1,281
Weighted average nickel price[1]	US$/lbs		8.9
Weighted average cobalt price[1]	US$/lbs		15.8
Weighted average zinc price[1]	A$/t			3,873
Weighted average gold price[1]	R/kg				1,012,625
Inflation rate[2]	%	2.5	1.6	2.9	6.0
Nominal discount rate[3]	%	12.0	7.4	9.3	18.9
Life-of-mine[4] (life-of-refinery)	years	46	23	4	25
Recoverable amount	R' million	22,246	—	—	3,799
1The weighted average commodity prices and exchange rate were derived by considering various bank and commodity broker consensus forecasts
2The inflation rate is based on the expected forecast inflation rate for the geographic region which most affects the CGU's cash flows
3The nominal discount rate is calculated as the weighted average cost of capital of the respective CGUs
4Periods longer than five years are considered appropriate based on the nature of the operations since a formally approved life-of-mine plan is used to determine cash flows over the life of each mine based on the available reserves
Other than the impairment recognised in note 10, no further impairment was recognised at 31 December 2024 for the Group's CGUs, or any
CGUs with allocated goodwill. However, holding all other assumptions constant, the table below illustrates possible changes in certain key assumptions used in the Group's impairment assessments that could result in impairment. There was low to minimal headroom in the recoverable amounts for the CGUs listed below.

CGU	Key assumption	Value of key assumption	Change to key assumption resulting in impairment
Marikana	Average 4E PGM basket price	R26,380/4Eoz	4.3%
Keliber	Average lithium hydroxide price	US$18,640/t	0.1%
Mimosa	Average 4E PGM basket price	R25,433/4Eoz	0.1%